Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Key Economic Variables or Assumptions (Detail)	12 Months Ended
Dec. 31, 2020
Base case [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	5.96%
Central Bank base rates	37.00%
CPI	56.98%
Base case [member] | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	2.16%
Central Bank base rates	28.05%
CPI	39.96%
Base case [member] | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	3.04%
Central Bank base rates	23.44%
CPI	35.01%
Intermediate [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	2.66%
Central Bank base rates	45.00%
CPI	68.00%
Intermediate [member] | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	(1.52%)
Central Bank base rates	35.00%
CPI	65.00%
Intermediate [member] | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	1.04%
Central Bank base rates	30.00%
CPI	49.99%
Downside [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	(1.80%)
Central Bank base rates	80.00%
CPI	100.03%
Downside [member] | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	(2.48%)
Central Bank base rates	100.00%
CPI	130.01%
Downside [member] | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	1.00%
Central Bank base rates	120.00%
CPI	150.03%
Probability of default [member] | Base case [member]
Disclosure of external credit grades [line items]
GDP growth	65.00%
Central Bank base rates	65.00%
CPI	65.00%
Probability of default [member] | Intermediate [member]
Disclosure of external credit grades [line items]
GDP growth	30.00%
Central Bank base rates	30.00%
CPI	30.00%
Probability of default [member] | Downside [member]
Disclosure of external credit grades [line items]
GDP growth	5.00%
Central Bank base rates	5.00%
CPI	5.00%